GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL
GOODWILL

7.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 are as follows:

	2015	2016
	RMB	RMB
Balance at beginning of period	—	217,394
Additions	217,394	—

Balance at end of period	217,394	217,394